Schedule of carrying amounts of right of use assets presented within property, plant and equipment (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)
IfrsStatementLineItems [Line Items]
Balance	$ 459,501	$ 585,313	$ 484,199	$ 616,773
Depreciation	(32,298)	(41,141)	(23,623)	(30,091)
Disposal			(1,075)	(1,369)
Depreciation	58,879	75,000
Balance	$ 486,082	619,172	$ 459,501	585,313
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance		569,148		589,002
Depreciation		(19,854)		(19,854)
Disposal
Depreciation
Balance		549,294		569,148
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance		16,165		27,771
Depreciation		(21,287)		(10,237)
Disposal				(1,369)
Depreciation		75,000
Balance		$ 69,878		$ 16,165